Schedule of Investments (unaudited) March 31, 2021	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 1.5%
KBC Group NV(a)	26,252	$1,910,133

Denmark — 3.5%
DSV Panalpina A/S	22,292	4,372,432

Finland — 4.9%
Kone OYJ, Class B	38,116	3,115,453
Metso Outotec Oyj	103,907	1,158,524
Neste OYJ	34,805	1,848,344

		6,122,321

France — 35.9%
BNP Paribas SA(a)	86,241	5,254,603
Dassault Systemes SE	8,543	1,825,970
Eiffage SA(a)	13,965	1,396,340
Kering SA	5,164	3,563,456
LVMH Moet Hennessy Louis Vuitton SE	12,935	8,639,946
Pernod Ricard SA	15,625	2,924,675
Safran SA(a)	26,621	3,621,187
Sanofi	37,860	3,743,754
Schneider Electric SE	31,922	4,862,842
Teleperformance	8,767	3,196,408
Vinci SA	26,163	2,679,661
Worldline SA(a)(b)	33,911	2,838,923

		44,547,765

Germany — 17.7%
Adidas AG(a)	7,796	2,435,397
Allianz SE, Registered Shares	14,192	3,609,807
CTS Eventim AG & Co. KGaA(a)	25,303	1,469,406
Deutsche Boerse AG	11,800	1,960,791
Deutsche Wohnen SE	50,481	2,354,859
Merck KGaA	14,556	2,489,863
MTU Aero Engines AG	9,913	2,335,169
Puma SE(a)	16,726	1,639,843
Rational AG	2,177	1,691,098
Symrise AG	16,367	1,985,833

		21,972,066

Ireland — 1.4%
Kingspan Group PLC	19,801	1,675,148

Italy — 7.6%
Enel SpA	262,385	2,610,036
Ferrari NV	9,231	1,930,973
FinecoBank Banca Fineco SpA(a)	171,127	2,799,599
Moncler SpA(a)	35,398	2,027,199

		9,367,807

Security	Shares	Value

Netherlands — 15.9%
ASML Holding NV	17,530	$10,755,868
ASR Nederland NV	15,626	698,404
BE Semiconductor Industries NV	25,968	2,169,178
IMCD NV	20,901	2,897,527
Prosus NV	15,568	1,732,386
QIAGEN NV(a)	31,807	1,539,428

		19,792,791

Portugal — 1.2%
EDP—Energias de Portugal SA	267,220	1,526,273

Spain — 1.3%
Amadeus IT Group SA(a)	23,014	1,639,243

Switzerland — 3.8%
Sika AG, Registered Shares	6,986	1,997,677
STMicroelectronics NV	71,978	2,749,944

		4,747,621

United Kingdom — 4.0%
Linde PLC(a)	11,603	3,254,688
RELX PLC	67,264	1,687,034

		4,941,722

Total Long-Term Investments — 98.7% (Cost: $82,483,247)		122,615,322

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	608,377	608,377

	Par (000)

Time Deposits — 0.8%

France — 0.8%
Citibank NA, (0.76%), 04/01/21	EUR 830	973,164

Total Short-Term Securities — 1.3% (Cost: $1,581,541)		1,581,541

Total Investments — 100.0% (Cost: $84,064,788)		124,196,863

Other Assets Less Liabilities — 0.0%		29,960

Net Assets — 100.0%		$124,226,823

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$453,145	$155,232	(a)	$—	$—	$—	$608,377	608,377	$163		$—
SL Liquidity Series, LLC, Money Market Series	—	214	(a)	—	(214)	—	—	—	1,480	(b)	—

					$(214)	$—	$608,377		$1,643		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$122,615,322	$—	$122,615,322
Short-Term Securities
Money Market Funds.	608,377	—	—	608,377
Time Deposits	—	973,164	—	973,164

	$608,377	$123,588,486	$—	$124,196,863

Currency Abbreviation

EUR	Euro

2